Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Cost

The following table summarizes the Company’s costs included in the statements of operations related to right of use lease assets entered into through September 30, 2023 and 2022 (in thousands):

	For the Nine Months Ended September 30,
Lease Cost	2023	2022
Operating lease cost
Research and development	$1,744	$10,459
General and administrative	815	237
Short-term lease cost	60	217
Sublease income	(50)	(186)
Total lease cost	$2,569	$10,727

Summary of Right of Use Lease Assets

	For the Nine Months Ended September 30,
Other Information	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,309	$9,301
Weighted-average remaining lease term-operating leases	6.50	6.90
Weighted-average discount rate-operating leases	10.89%	7.28%

Schedule of Future Minimum Lease Payments

The following table summarizes the Company’s contractual obligations as of September 30, 2023, and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

Maturity of Operating Leases
Years Ended December 31,	Operating Leases
2023 (excluding the nine months ended September 30, 2023)	743
2024	1,942
2025	675
2026	654
2027	326
Thereafter	—
Total payments	4,340
Less: imputed interest	(383)
Less: foreign exchange loss	31
Total	$3,988